Management of financial risks and fair value (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) loan	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Cash, cash equivalents and short-term investments | €	€ 101,485	€ 119,836	€ 151,637
Percentage of revenue denominated in US dollars	92.00%	78.00%	88.00%
Percentage of payments in US dollars	50.00%	50.00%	48.00%
State Guaranteed Loans
Disclosure of detailed information about financial instruments [line items]
Borrowing, number of loan agreement | loan		2